Schedule of Investments (unaudited) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,723,328
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,040	1,119,578
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53(b)	470	479,080
Series B-1, 5.00%, 05/01/53	1,300	1,277,693
Sumter County Industrial Development Authority/AL, RB, AMT, 6.00%, 07/15/52(a)	645	583,976
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	160	129,926

		5,313,581

Arizona — 5.3%
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.13%, 07/01/37	360	338,531
Series A, 5.38%, 07/01/50	925	841,943
Series A, 5.50%, 07/01/52	855	794,947
Series G, 5.00%, 07/01/47	135	117,849
Industrial Development Authority of the City of Phoenix, RB
Series A, 5.00%, 07/01/33	870	833,504
Series A, 5.00%, 07/01/46(c)	1,255	1,100,463
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(c)	125	117,829
Industrial Development Authority of the County of Pima, Refunding RB(c)
4.00%, 06/15/51	540	364,057
5.00%, 07/01/56	235	197,477
4.00%, 06/15/57	415	267,956
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(c)	835	612,802
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	335,139
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	712,418

		6,634,915

Arkansas(c) — 2.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	825	647,131
Series A, AMT, 4.75%, 09/01/49	3,570	2,899,233

		3,546,364

California — 9.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	122,739
California Housing Finance Agency, RB, M/F Housing, Class A, 3.25%, 08/20/36	641	524,701
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	70,128
Series A, 5.25%, 08/15/49	175	175,199
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(c)	850	916,034
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	359,276
City of Los Angeles Department of Airports, ARB, AMT, 5.25%, 05/15/47	1,100	1,110,217

Security	Par (000)	Value

California (continued)
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	$460	$270,063
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 12/01/56	1,265	809,199
Series A, 3.00%, 09/01/56	725	432,251
Series B, 4.00%, 07/01/58	200	123,394
Series B, 4.00%, 12/01/59	835	529,970
Senior Lien, 4.00%, 03/01/57	330	205,603
Series A, Senior Lien, 4.00%, 12/01/58	1,100	746,995
Series B, Sub Lien, 4.00%, 12/01/59	285	177,665
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	7,135	587,717
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(c)(e)	830	271,380
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	527,717
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	775,723
Riverside County Transportation Commission, Refunding RB
2nd Lien, 4.00%, 06/01/47	180	145,842
Class B1, Senior Lien, 3.00%, 06/01/49	120	77,673
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	355	272,335
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(c)(d)	1,265	832,725
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(d)	3,725	1,784,942
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(f)	165	169,619

		12,019,107

Colorado — 5.4%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(c)	275	230,731
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	255,135
Series A, AMT, 5.50%, 11/15/53	340	345,121
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	146,738
5.50%, 11/01/47	90	90,998
5.25%, 11/01/52	220	215,983
Series A, 5.00%, 05/15/35	140	123,240
Series A, 5.00%, 05/15/44	180	145,717
Series A, 5.00%, 05/15/49	120	92,801
Series A, 5.00%, 05/15/58	250	183,775
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(b)	1,815	1,406,326
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	406,607
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,529,924
Fitzsimons Village Metropolitan District No.3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	437,114

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	$500	$367,437
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(c)	510	393,414
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	500	379,567

		6,750,628

Connecticut(c) — 1.0%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	160	144,361
Series A, 5.00%, 01/01/55	210	179,714
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	860	877,902

		1,201,977

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(c)(g)	450	398,557

District of Columbia — 1.4%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(f)	260	264,882
District of Columbia, TA, 5.13%, 06/01/41	750	750,146
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	692,540

		1,707,568

Florida — 9.8%
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/23	100	99,039
4.00%, 11/15/29	100	91,827
4.00%, 11/15/33	625	548,273
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	126,485
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	196,979
Series A-2, 4.60%, 05/01/31	515	488,687
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(c)	1,290	1,016,158
Series A, 5.75%, 06/01/54(c)	450	370,787
Series B, 0.00%, 01/01/60(d)	3,000	179,073
Capital Trust Agency, Inc., RB, CAB(c)(d)
0.00%, 07/01/61	25,215	1,035,177
Subordinate, 0.00%, 01/01/61	5,865	232,441
Charlotte County Industrial Development Authority, RB(c)
AMT, 5.00%, 10/01/34	120	109,218
AMT, 5.00%, 10/01/49	560	453,786
County of Osceola Florida Transportation Revenue, Refunding RB(d)
Series A-2, 0.00%, 10/01/46	775	183,738
Series A-2, 0.00%, 10/01/47	745	165,539
Series A-2, 0.00%, 10/01/48	525	109,178
Series A-2, 0.00%, 10/01/49	435	75,534
Florida Development Finance Corp., RB(c)
5.25%, 06/01/55	525	438,220
5.00%, 06/15/56	550	431,628
6.50%, 06/30/57	250	228,673
Series B, 4.50%, 12/15/56	705	498,265

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(c) (continued)
Series C, 5.75%, 12/15/56	$250	$197,764
Lakes of Sarasota Community Development District, SAB
Series A-1, 2.75%, 05/01/26	100	95,195
Series A-1, 3.90%, 05/01/41	285	215,791
Series B-1, 3.00%, 05/01/26	100	95,209
Series B-1, 4.13%, 05/01/41	200	151,801
Series B-1, 4.30%, 05/01/51	100	79,049
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	100	98,003
5.13%, 05/01/46	340	292,080
Series 1B, 4.75%, 05/01/29	270	263,053
Series 1B, 5.30%, 05/01/39	310	296,526
Series 1B, 5.45%, 05/01/48	550	516,804
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	130	80,528
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	110	100,662
Series A, 5.00%, 11/01/52	150	135,119
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	419,904
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(e)	310	262,358
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(h)(i)	340	3
Trout Creek Community Development District, SAB
5.00%, 05/01/28	160	157,596
5.50%, 05/01/49	570	507,934
Village Community Development District No.14, SAB
5.38%, 05/01/42	415	417,622
5.50%, 05/01/53	310	311,100
West Villages Improvement District, SAB
4.75%, 05/01/39	220	190,852
5.00%, 05/01/50	450	370,246

		12,333,904

Georgia — 4.8%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(c)	355	267,400
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48	1,025	842,939
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	110	91,793
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(f)	240	251,414
Georgia Ports Authority, ARB, 4.00%, 07/01/47	370	313,346
Main Street Natural Gas Inc., RB, Series A, 5.00%, 05/15/49	1,770	1,606,673
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	865	696,127
4.00%, 01/01/59	1,640	1,254,803
Series A, 5.00%, 07/01/52	460	427,675
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	320	257,095

		6,009,265

Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	700	420,356

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 8.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	$795	$758,141
Series D, 5.00%, 12/01/46	1,035	897,968
Series H, 5.00%, 12/01/36	935	861,162
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	350	349,081
Series C, 5.00%, 12/01/27	415	410,722
Series C, 5.00%, 12/01/34	940	887,124
Chicago O’Hare International Airport RB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	645	651,951
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	500,279
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	605,449
Cook County Community College District No.508, GO, 5.50%, 12/01/38	350	353,197
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	1,500	1,511,817
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	200	196,426
Series A, 5.00%, 06/15/57	555	500,986
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	308,787
Series B, 5.00%, 06/15/52	225	201,568
Series B, 0.00%, 12/15/54(d)	500	71,830
State of Illinois, GO, 5.00%, 05/01/27	500	501,453
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	477,043

		10,044,984

Indiana — 3.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	370,554
AMT, 7.00%, 01/01/44	885	898,791
City of Vincennes IN, Refunding RB, 6.25%, 01/01/29(c)	810	810,049
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(f)	160	160,774
Series A, AMT, 6.75%, 05/01/39	515	564,662
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(c)	595	469,074
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	446,146

		3,720,050

Iowa — 0.4%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	195	153,131
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(d)	3,225	296,855

		449,986

Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(e)	565	589,535

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(c)	445	361,592

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(c)	$105	$100,287
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	360	366,596
Series A, 5.25%, 05/15/35	945	949,661

		1,778,136

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(c)	380	295,476

Maryland — 2.2%
City of Baltimore Massachusettsryland, RB, 4.88%, 06/01/42	120	109,947
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(c)	925	822,149
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	380	370,303
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(c)	1,480	1,497,596

		2,799,995

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB
Series A, 6.50%, 11/15/23(c)(f)	1,000	1,029,646
Series A, 5.00%, 01/01/47	860	807,584
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/45	100	73,937
4.00%, 07/01/50	150	105,500
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	505	439,235

		2,455,902

Michigan — 2.4%
City of Detroit Michigan, GO
5.00%, 04/01/34	140	134,900
5.00%, 04/01/35	140	134,253
5.00%, 04/01/36	95	90,666
5.00%, 04/01/37	155	147,218
5.00%, 04/01/38	70	66,147
Michigan Finance Authority, RB, 4.00%, 02/15/47(b)	2,000	1,606,458
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	460	269,031
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	150,380
AMT, 5.00%, 12/31/43	500	442,275

		3,041,328

Minnesota — 1.8%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,940	1,642,540
Series A, 5.25%, 02/15/58	655	655,217

		2,297,757

Missouri — 1.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	115	116,282
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	270,132

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB (continued)
Series A, 4.75%, 11/15/47	$365	$271,491
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/57	975	738,436
Class B, AMT, 5.00%, 03/01/54	850	790,066

		2,186,407

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	206,709
Series A, 4.25%, 08/15/46	290	220,225
Series A, 4.50%, 08/15/55	600	452,379
New Hampshire Business Finance Authority, Refunding RB(a)(c)
Series A, 3.63%, 07/01/43	130	100,894
Series B, AMT, 3.75%, 07/01/45	375	285,791

		1,265,998

New Jersey — 12.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	475	476,967
Class D, 5.25%, 11/01/44	1,160	1,160,477
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	385	385,268
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/43	195	187,703
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(f)	1,225	1,329,055
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	698,257
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	1,230	802,582
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,057,263
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	484,708
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	585	558,958
Series S, 5.25%, 06/15/43	2,535	2,522,348
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	245	209,229
Series B, 5.00%, 01/01/46(b)	1,300	1,323,183
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	730,480
Series A, 5.25%, 06/01/46	1,700	1,630,390
Sub-Series B, 5.00%, 06/01/46	2,825	2,588,104

		16,144,972

New York — 16.1%
City of New York, GO
Series A-1, 4.00%, 09/01/46	390	329,906
Series B, 5.25%, 10/01/39	245	261,751
Series B, 5.25%, 10/01/40	190	202,983
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	832,251

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	$1,125	$1,119,736
Series B, 5.25%, 11/15/39	400	396,907
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	870,240
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	4,386,325
Subordinate, 3.00%, 05/01/46	1,180	829,489
Series A-1, Subordinate, 4.00%, 08/01/48	555	466,874
Series F-1, Subordinate, 4.00%, 02/01/51	190	159,742
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	900	894,943
Series A, 5.00%, 06/01/42	1,505	1,303,539
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	1,000	835,568
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	1,415	1,238,392
Series 2, 5.15%, 11/15/34(c)	160	154,140
Series 2, 5.38%, 11/15/40(c)	395	380,618
Series A, 2.88%, 11/15/46	950	596,022
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	565	466,757
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/39	555	513,004
Series A, AMT, 5.00%, 07/01/46	1,000	907,339
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	560	542,419
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	704,218
Westchester County Local Development Corp.,
Refunding RB(c)
5.00%, 07/01/41	340	276,206
5.00%, 07/01/46	415	322,572
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,295	1,227,638

		20,219,579

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,820	1,527,775
Cleveland-Cuyahoga County Port Authority, Refunding TA(c)
4.50%, 12/01/55	100	72,928
Class A, 4.00%, 12/01/55	120	86,939
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	628,734
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	300	251,667
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(c)	185	136,610
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(c)	805	644,378
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,101,133

		4,450,164

Oklahoma — 4.2%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	2,205	2,062,233
Series B, 5.00%, 08/15/38	1,450	1,199,692

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.25%, 08/15/48	$270	$215,835
Series B, 5.50%, 08/15/52	1,035	845,412
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(c)	155	115,940
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	877,041

		5,316,153

Oregon — 0.4%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	625	294,742
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	235	189,030

		483,772

Pennsylvania — 4.5%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	70,314
4.00%, 07/01/51	100	65,545
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	640	506,660
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,240	995,698
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	465	442,443
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	686,618
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	693,202
Pennsylvania Turnpike Commission, RB
Series A, 5.50%, 12/01/42	1,685	1,714,375
Series A, 5.00%, 12/01/44	520	504,973

		5,679,828

Puerto Rico — 5.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	9,585	536,731
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	820	819,957
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	72	60,568
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,279,070
Series A-1, Restructured, 5.00%, 07/01/58	2,376	2,032,718
Series A-2, Restructured, 4.78%, 07/01/58	1,038	860,764
Series A-2, Restructured, 4.33%, 07/01/40	851	722,099
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,914	415,380

		6,727,287

Rhode Island — 2.9%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	410	357,110
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	420	413,558

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series B, 4.50%, 06/01/45	$1,630	$1,505,254
Series B, 5.00%, 06/01/50	1,360	1,323,155

		3,599,077

South Carolina — 4.1%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(c)	225	203,043
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,076,616
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	1,843,726
Series E, 5.00%, 12/01/48	420	404,134
Series E, 5.50%, 12/01/53	750	750,167
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/33	550	503,106
Series E, 5.25%, 12/01/55	430	414,193

		5,194,985

Tennessee — 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	290	214,150
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(c)(d)	450	129,309

		343,459

Texas — 9.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(c)	335	244,052
Arlington Higher Education Finance Corp., RB, Series A, 5.75%, 08/15/62	500	415,657
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	180	160,444
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	293,848
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	285	194,681
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	125	122,996
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	792,332
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(f)	210	211,278
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/34(d)	3,000	1,600,587
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	5,200	2,639,203
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	430	403,919
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	600	533,452
Newark Higher Education Finance Corp., RB(c)
Series A, 5.50%, 08/15/35	135	135,707
Series A, 5.75%, 08/15/45	275	275,499
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	1,623,431

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(c)	$710	$496,861
Port Beaumont Navigation District, Refunding RB, Series A, AMT, 3.63%, 01/01/35(c)	325	256,287
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	70,766
Series A, 5.00%, 10/01/51	115	88,831
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	1,025	913,127
Texas Transportation Commission, RB, CAB, 0.00%, 08/01/43(d)	2,205	608,238
Texas Water Development Board, RB, 4.45%, 10/15/36	170	172,828

		12,254,024

Utah — 0.1%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(c)	225	178,090

Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	455	393,211

Virginia — 2.2%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	235	222,708
Series A, 5.13%, 03/01/31	510	413,250
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 4.00%, 07/01/55	245	207,299
Series A, Senior Lien, 4.00%, 07/01/60	545	446,404
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	218,672
Series A, 5.00%, 01/01/49	455	377,769
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	891,083

		2,777,185

Washington — 0.8%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	345,603
Washington State Convention Center Public Facilities District, RB, Series B, 3.00%, 07/01/58	425	231,115
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	470	402,690

		979,408

Wisconsin — 5.5%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	489,763
Public Finance Authority, RB
5.00%, 06/15/41(c)	165	139,257
5.00%, 01/01/42(c)	290	263,361
5.00%, 06/15/55(c)	440	337,911
5.00%, 01/01/56(c)	710	589,271
Class A, 5.00%, 06/15/56(c)	230	169,426
Series A, 6.25%, 10/01/31(c)	290	238,341
Series A, 5.00%, 11/15/41	95	89,828
Series A, 7.00%, 10/01/47(c)	290	218,610
Series A, 5.00%, 10/15/50(c)	530	431,414
Series A, 4.75%, 06/15/56(c)	735	493,495
Series A-1, 4.50%, 01/01/35(c)	600	527,630
Series A-1, 5.50%, 12/01/48(c)(h)(i)	9	2,109

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series B, 0.00%, 01/01/35(c)(d)	$1,055	$451,458
Series B, 0.00%, 01/01/60(c)(d)	16,025	956,404
AMT, 4.00%, 09/30/51	475	334,601
AMT, 4.00%, 03/31/56	455	308,857
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(c)(d)	6,685	412,237
Public Finance Authority, Refunding RB(c)
4.00%, 04/01/52	255	181,112
5.25%, 05/15/52	165	134,883
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46	230	184,478

		6,954,446

Total Municipal Bonds — 142.3% (Cost: $203,008,260)		178,957,416

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 2.5%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,700	2,624,813
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	495	500,772

		3,125,585

Florida — 1.4%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(k)	2,321	1,810,936

Georgia — 1.7%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52(a)	2,230	2,201,636

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,810	1,436,941

Massachusetts — 1.2%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,667	1,472,699

Nebraska — 3.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,771	4,673,732

New York — 2.8%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,339	2,121,530
Port Authority of New York & New Jersey, Refunding ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,376,462

		3,497,992

North Carolina — 1.2%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	226	221,568
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25	1,180	1,240,559

		1,462,127

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 1.7%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	$2,450	$2,079,921

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(k)	1,891	1,545,803

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.5% (Cost: $26,393,071)		23,307,372

Total Long-Term Investments — 160.8% (Cost: $229,401,331)		202,264,788

	Shares

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(l)(m)	9,878,613	9,877,626

Total Short-Term Securities — 7.8% (Cost: $9,877,626)		9,877,626

Total Investments — 168.6% (Cost: $239,278,957)		212,142,414

Other Assets Less Liabilities — 2.1%		2,690,775

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(13,369,246)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.1)%		(75,653,903)

Net Assets Applicable to Common Shares — 100.0%		$125,810,040

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2026 to February 15, 2028, is $2,193,553.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$505,057	$9,372,987	(a)	$—	$(266)	$(152)	$9,877,626	9,878,613	$11,784	$—

(a)	Represents net amount purchased (sold).

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	85	12/20/22	$9,408	$486,369
U.S. Long Bond	143	12/20/22	17,285	1,768,550
5-Year U.S. Treasury Note	74	12/30/22	7,891	274,450

				$2,529,369

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$178,558,859	$398,557	$178,957,416
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,307,372	—	23,307,372
Short-Term Securities
Money Market Funds	9,877,626	—	—	9,877,626

	$9,877,626	$201,866,231	$398,557	$212,142,414

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,529,369	$—	$—	$2,529,369

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(13,315,012)	$—	$(13,315,012)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(89,315,012)	$—	$(89,315,012)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

9